UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22106

Tortoise Power and Energy Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2012

Item 1. Schedule of Investments.

Tortoise Power and Energy Infrastructure Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2012
Corporate Bonds - 69.7% (1)	Principal Amount/Shares	Fair Value
Local Distribution Pipelines - 8.2% (1)
United States - 8.2% (1)
CenterPoint Energy, Inc., 6.500%, 05/01/2018	$4,000,000	$4,818,272
NiSource Finance Corp., 6.400%, 03/15/2018	3,500,000	4,189,108
Source Gas, LLC, 5.900%, 04/01/2017 (2)	5,770,000	6,166,884
		15,174,264
Natural Gas/Natural Gas Liquids Pipelines - 20.9% (1)
Canada - 3.5% (1)
TransCanada Pipelines Limited, 6.350%, 05/15/2067	6,000,000	6,379,302
United States - 17.4% (1)
El Paso Corp., 6.500%, 09/15/2020	5,000,000	5,680,975
EQT Corp., 6.500%, 04/01/2018	2,000,000	2,308,164
EQT Corp., 8.125%, 06/01/2019	2,000,000	2,409,068
Florida Gas Transmission Co., LLC, 5.450%, 07/15/2020 (2)	1,500,000	1,731,449
Midcontinent Express Pipeline LLC, 6.700%, 09/15/2019 (2)	6,000,000	6,254,568
NGPL PipeCo LLC, 9.625%, 06/01/2019 (2)	4,000,000	4,420,000
Southern Star Central Corp., 6.750%, 03/01/2016	2,745,000	2,793,038
Southern Star Central Gas Pipeline, Inc., 6.000%, 06/01/2016 (2)	2,000,000	2,214,340
Southern Union Co., 7.600%, 02/01/2024	3,500,000	4,331,043
		38,521,947
Natural Gas Gathering/Processing - 6.0% (1)
United States - 6.0% (1)
DCP Midstream LLC, 9.750%, 03/15/2019 (2)	5,000,000	6,433,310
Enogex LLC, 6.250%, 03/15/2020 (2)	4,000,000	4,521,020
		10,954,330
Oil and Gas Exploration and Production - 4.9% (1)
United States - 4.9% (1)
Chesapeake Energy Corp., 7.250%, 12/15/2018	3,000,000	3,142,500
Concho Resources, Inc., 5.500%, 04/01/2023	1,000,000	1,035,000
Encore Acquisition Co., 9.500%, 05/01/2016	1,500,000	1,635,000
Everest Acquisition LLC, 9.375%, 05/01/2020 (2)	3,000,000	3,262,500
		9,075,000
Oilfield Services - 3.8% (1)
United States - 3.8% (1)
FTS International, Inc., 7.125%, 11/15/2018 (2)	3,000,000	3,097,500
Pride International, Inc., 8.500%, 06/15/2019	3,000,000	3,930,975
		7,028,475
Power/Utility - 24.1% (1)
United States - 24.1% (1)
CMS Energy Corp., 8.750%, 06/15/2019	5,185,000	6,629,230
Dominion Resources, Inc., 8.375%, 06/15/2064 (3)	183,000	5,219,160
Duquesne Light Holdings, Inc., 6.400%, 09/15/2020 (2)	3,000,000	3,465,105
Duquesne Light Holdings, Inc., 5.900%, 12/01/2021 (2)	2,000,000	2,255,964
FPL Group Capital, Inc., 6.650%, 06/15/2067	1,029,000	1,092,026
Integrys Energy Group, Inc., 6.110%, 12/01/2066	3,750,000	3,904,687
IPALCO Enterprises, Inc., 7.250%, 04/01/2016 (2)	4,000,000	4,480,000
NRG Energy, Inc., 8.500%, 06/15/2019	6,000,000	6,420,000
NV Energy, Inc., 6.250%, 11/15/2020	1,000,000	1,154,868
PPL Capital Funding, Inc., 6.700%, 03/30/2067	6,000,000	6,157,500
Wisconsin Energy Corp., 6.250%, 05/15/2067	3,450,000	3,652,687
		44,431,227
Refining - 1.8% (1)
United States - 1.8% (1)
Holly Corp., 9.875%, 06/15/2017	3,000,000	3,292,500

Total Corporate Bonds (Cost $115,603,446)		128,477,743

Master Limited Partnerships and Related Companies - 48.5% (1)
Crude/Refined Products Pipelines - 27.0% (1)
United States - 27.0% (1)
Buckeye Partners, L.P.	54,000	2,668,680
Enbridge Energy Management, L.L.C. (4)	504,666	15,710,250
Holly Energy Partners, L.P.	47,600	3,205,860
Kinder Morgan Management, LLC (4) (5)	228,001	16,899,460
Magellan Midstream Partners, L.P.	26,700	2,215,299
NuStar Energy L.P.	52,200	2,647,584
Plains All American Pipeline, L.P.	30,600	2,647,818
Sunoco Logistics Partners L.P.	79,443	3,706,016
		49,700,967
Natural Gas/Natural Gas Liquids Pipelines - 12.4% (1)
United States - 12.4% (1)
Energy Transfer Equity, L.P.	27,809	1,222,206
Energy Transfer Partners, L.P.	107,700	4,600,944
Enterprise Products Partners L.P.	127,600	6,813,840
ONEOK Partners, L.P.	117,600	6,682,032
Regency Energy Partners, L.P.	71,800	1,661,452
Williams Partners, L.P.	36,287	1,871,684
		22,852,158
Natural Gas Gathering/Processing - 8.0% (1)
United States - 8.0% (1)
Copano Energy, L.L.C.	93,200	2,860,308
DCP Midstream Partners, LP	85,200	3,675,528
MarkWest Energy Partners, L.P.	56,700	3,010,770
Targa Resources Partners L.P.	127,100	5,150,092
		14,696,698
Propane Distribution - 1.1% (1)
United States - 1.1% (1)
Inergy, L.P.	97,700	2,106,412

Total Master Limited Partnerships and Related Companies (Cost $45,801,539)		89,356,235

Short-Term Investment - 0.1% (1)
United States Investment Company - 0.1% (1)
Fidelity Institutional Money Market Portfolio - Class I, 0.16% (6) (Cost $113,092)	113,092	113,092

Total Investments - 118.3% (1) (Cost $161,518,077)		217,947,070
Long-Term Debt Obligations - (10.9%) (1)		(20,000,000)
Interest Rate Swap Contracts - (0.5%) (1)
$26,000,000 notional - unrealized depreciation		(928,068)
Other Assets and Liabilities - (6.9%) (1)		(12,811,006)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$184,207,996

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have been fair valued in accordance with procedures approved by the Board of Directors and have a total fair value of $48,302,640, which represents 26.2% of net assets.
(3)	Security has characteristics that are similar to corporate bonds although it trades in a manner similar to an equity investment.
The security has a quoted price in an active market and is classified as a Level 1 investment within the fair value hierarchy.
(4) Security distributions are paid-in-kind.
(5)	A portion of the security is segregated as collateral for the unrealized depreciation of interest rate swap contracts of $928,068.
(6) Rate indicated is the current yield as of August 31, 2012.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

    Level 1 – quoted prices in active markets for identical investments
    Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
    Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets and liabilities by level within the fair value hierarchy as of August 31, 2012.  These assets and liabilities are measured on a recurring basis.

	Fair Value at
Description	August 31, 2012	Level 1	Level 2	Level 3
Assets
Debt Securities:
Corporate Bonds(a)	$128,477,743	$5,219,160	$123,258,583	$-
Equity Securities:
Master Limited Partnerships and Related Companies(a)	89,356,235	89,356,235	-	-
Other:
Short-Term Investment(b)	113,092	113,092	-	-
Total Assets	$217,947,070	$94,688,487	$123,258,583	$-
Liabilities
Interest Rate Swap Contracts	$928,068	$-	$928,068	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at August 31, 2012.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments.

Some debt securities are fair valued using a market value obtained from an approved pricing service which utilizes a pricing matrix based upon yield data for securities with similar characteristics or from a direct written broker-dealer quotation from a dealer who has made a market in the security.  This pricing methodology applies to the Company’s Level 2 assets.

Interest rate swap contracts are valued by using industry-accepted models which discount the estimated future cash flows based on a forward rate curve and the stated terms of the interest rate swap agreement by using interest rates currently available in the market, or based on dealer quotations, if available, which applies to the Company’s Level 2 liabilities.

The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period from December 1, 2011 through August 31, 2012.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors, as more fully described in Note 2.  The table below shows the principal amount, acquisition date(s), acquisition cost, fair value and the percent of net assets which the securities comprise at August 31, 2012.
Investment Security	Principal Amount	Acquisition Date(s)	Acquisition Cost	Fair Value	Fair Value as Percent of Net Assets
DCP Midstream LLC, 9.750%, 03/15/2019	$5,000,000	08/07/09-08/17/12	$6,052,370	$6,433,310	3.5%
Duquesne Light Holdings, Inc., 6.400%, 09/15/2020	3,000,000	11/30/11	3,180,330	3,465,105	1.9
Duquesne Light Holdings, Inc., 5.900%, 12/01/2021	2,000,000	11/18/11-12/05/11	2,074,420	2,255,964	1.2
Enogex LLC, 6.250%, 03/15/2020	4,000,000	02/26/10-04/22/10	4,118,593	4,521,020	2.5
Everest Acquisition, LLC, 9.375%, 05/01/2020	3,000,000	04/11/12-08/10/12	3,105,000	3,262,500	1.8
Florida Gas Transmission Co., LLC, 5.450%, 07/15/2020	1,500,000	07/08/10-01/04/11	1,551,220	1,731,449	0.9
FTS International, Inc., 7.125%, 11/15/2018	3,000,000	12/22/11	3,157,500	3,097,500	1.7
IPALCO Enterprises, Inc., 7.250%, 04/01/2016	4,000,000	11/03/09-01/04/11	4,165,000	4,480,000	2.4
Midcontinent Express Pipelines, LLC, 6.700%, 09/15/2019	6,000,000	09/09/09-03/02/10	6,055,570	6,254,568	3.4
NGPL PipeCo LLC, 9.625%, 06/01/2019	4,000,000	05/23/12	4,042,500	4,420,000	2.4
Source Gas, LLC, 5.900%, 04/01/2017	5,770,000	04/21/10	5,544,521	6,166,884	3.3
Southern Star Central Gas Pipeline, Inc., 6.000%, 06/01/2016	2,000,000	08/24/09	1,970,000	2,214,340	1.2
			$45,017,024	$48,302,640	26.2%

As of August 31, 2012, the aggregate cost of securities for federal income tax purposes was $154,855,674.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $63,091,396, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $0 and the net unrealized appreciation was $63,091,396.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: October 29, 2012	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: October 29, 2012	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: October 29, 2012	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Financial Officer